Employee benefits (Post-Employment) (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Employee Benefits
22.	Employee benefits (Post-Employment)

	2017	2016
Liabilities
Petros Pension Plan	10,728	10,752
Petros 2 Pension Plan	260	293
AMS Medical Plan	10,802	11,214
Other plans	40	38

Total	21,830	22,297

Current	844	820
Non-current	20,986	21,477

Total	21,830	22,297

Schedule of Reconciliation of Deficit of Petros Plan

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation, according to the standards issued by CNPC, and by sponsor Petrobras, according to international accounting standards (IAS 19):

		Petros Plan
	2017	2016
Deficit registered by Petros	1,209	8,189

Extraordinary sponsor contributions	4,037	—
Effects of the TFC over plan assets	3,684	3,642
Ordinary sponsor contributions	2,829	3,069
Financial assumptions	1,528	982
Actuarial valuation method	(2,803)	(5,372)
Others	244	242

Net actuarial liability registered by the Company	10,728	10,752

Summary of Pension Plan Assets

The pension plan assets by type of asset are set out as follows:

	2017				2016
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value*	%
Receivables	—	1,139	1,139	8%	1,306	8%

Fixed income	6,683	2,003	8,686	58%	7,078	46%

Corporate bonds	—	118	118		62
Government bonds	6,683	61	6,744		6,019
Fixed income funds	—	1,815	1,815		986
Other investments	—	9	9		11
Variable income	2,877	285	3,162	21%	4,657	30%

Common and preferred shares	2,877	—	2,877		4,493
Other investments	—	285	285		164
Structured investments	—	373	373	2%	731	5%

Private equity funds	—	307	307		636
Venture capital funds	—	14	14		16
Real estate Funds	—	52	52		79
Real estate properties	—	1,045	1,045	7%	1,141	7%

	9,560	4,845	14,405	96%	14,913	96%

Loans to participants	—	620	620	4%	632	4%

	9,560	5,465	15,025	100%	15,545	100%

*	Re-presented values for better comparability with the current year.

Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position
a)	Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

	2017
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,872	678	11,214	78	37,842
Interest expense:	2,776	72	1,222	10	4,080
Term of financial commitment (TFC)	325	—	—	—	325
Actuarial	2,451	72	1,222	10	3,755
Current service cost	89	44	161	4	298
Contributions paid by participants	68	—	—	—	68
Benefits paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Experience (gains) / losses (*)	(2,755)	61	(520)	7	(3,207)
Remeasurement: (gains) / losses—demographic assumptions	22	(30)	(63)	(9)	(80)
Remeasurement: (gains) / losses—financial assumptions	1,293	113	(567)	7	846
Others	—	—	—	(6)	(6)
Cumulative Translation Adjustment	(379)	(17)	(179)	(3)	(578)

Obligations at the end of the year	25,081	887	10,802	85	36,855

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,120	385	—	40	15,545
Interest income	1,609	40	—	3	1,652
Contributions paid by the sponsor (Company)	230	—	467	2	699
Contributions paid by participants	68	—	—	—	68
Term of financial commitment (TFC) paid by the Company	223	—	—	—	223
Benefits Paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Return on plan assets due to lower interest income	(786)	249	—	4	(533)
Others	—	—	—	—	—
Cumulative Translation Adjustment	(206)	(13)	(1)	(1)	(221)

Fair value of plan assets at the end of the year	14,353	627	0	45	15,025

Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	887	10,802	85	36,855
( -) Fair value of plan assets	(14,353)	(627)	—	(45)	(15,025)

Net actuarial liability as of December 31,	10,728	260	10,802	40	21,830

Changes in the net actuarial liability
Balance as of January 1,	10,752	293	11,214	38	22,297
Remeasurement effects recognized in other comprehensive income	(654)	(105)	(1,150)	1	(1,908)
Costs incurred in the period	1,256	76	1,383	11	2,726
Contributions paid	(230)	—	(467)	(2)	(699)
Payments related to Term of financial commitment (TFC)	(223)	—	—	—	(223)
Others	—	—	—	(6)	(6)
Cumulative Translation Adjustment	(173)	(4)	(178)	(2)	(357)

Balance as of December 31,	10,728	260	10,802	40	21,830

(*) It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 22.1.

	2016
	Pension Plan		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	18,170	297	6,753	143	25,363
Interest expense:	2,900	48	1,093	9	4,050
Term of financial commitment (TFC)	427	—	—	—	427
Actuarial	2,473	48	1,093	9	3,623
Current service cost	83	21	128	18	250
Contributions paid by participants	92	—	—	—	92
Benefits paid	(1,332)	(16)	(351)	(2)	(1,701)
Remeasurement: Experience (gains) / losses	(1,357)	(12)	(778)	1	(2,146)
Remeasurement: (gains) / losses—demographic assumptions	74	(6)	(40)	1	29
Remeasurement: (gains) / losses—financial assumptions	3,551	276	2,994	12	6,833
Others	—	—	—	(128)	(128)
Cumulative Translation Adjustment	3,691	70	1,415	24	5,200

Obligations at the end of the year	25,872	678	11,214	78	37,842

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,233	226	—	54	12,513
Interest income	1,955	36	—	5	1,996
Contributions paid by the sponsor (Company)	195	—	354	9	558
Contributions paid by participants	92	—	—	—	92
Term of financial commitment (TFC) paid by the Company	202	—	—	—	202
Benefits Paid	(1,332)	(16)	(351)	(2)	(1,701)
Remeasurement: Return on plan assets due to lower interest income	(667)	87	—	—	(580)
Others	—	—	—	(35)	(35)
Cumulative Translation Adjustment	2,442	52	(3)	9	2,500

Fair value of plan assets at the end of the year	15,120	385	0	40	15,545

Amounts recognized in the Statement of Financial Position
Present value of obligations	25,872	678	11,214	78	37,842
( -) Fair value of plan assets	(15,120)	(385)	—	(40)	(15,545)

Net actuarial liability as of December 31,	10,752	293	11,214	38	22,297

Changes in the net actuarial liability
Balance as of January 1,	5,937	71	6,753	89	12,850
Remeasurement effects recognized in other comprehensive income	2,935	171	2,176	14	5,296
Costs incurred in the period	1,028	33	1,221	22	2,304
Contributions paid	(195)	—	(354)	(9)	(558)
Payments related to Term of financial commitment (TFC)	(202)	—	—	—	(202)
Others	—	—	—	(93)	(93)
Cumulative Translation Adjustment	1,249	18	1,418	15	2,700

Balance as of December 31,	10,752	293	11,214	38	22,297

Schedule of Defined Benefit Costs
b)	Defined benefit costs

	2017
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other Plans	Total
Service cost	89	44	161	4	298
Interest on net liabilities (assets)	1,167	32	1,222	7	2,428

Net expenses for the year	1,256	76	1,383	11	2,726

Related to active employees:
Included in the cost of sales	236	40	263	—	539
Operating expenses in statement of income	103	24	136	10	273
Related to retirees	917	12	984	1	1,914

Net expenses for the year	1,256	76	1,383	11	2,726

	2016
	Pension Plans		Medical Plan
ı	Petros	Petros 2	AMS	Other Plans	Total
Service cost	83	21	128	18	250
Interest on net liabilities (assets)	945	12	1,093	4	2,054

Net expenses for the year	1,028	33	1,221	22	2,304

Related to active employees:
Included in the cost of sales	257	18	287	2	564
Operating expenses in statement of income	128	11	154	19	312
Related to retirees	643	4	780	1	1,428

Net expenses for the year	1,028	33	1,221	22	2,304

	2015
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other Plans	Total
Service cost	77	35	58	12	182
Interest on net liabilities (assets)	801	29	933	15	1,778

Net expenses for the year	878	64	991	27	1,960

Related to active employees:
Included in the cost of sales	258	33	204	2	497
Operating expenses in statement of income	133	27	128	24	312
Related to retirees	487	4	659	1	1,151

Net expenses for the year	878	64	991	27	1,960

Disclosure of Effect of Basis Points Change in the Assumed Discount Rate and Medical Cost

The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Medical Cost
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(2,642)	3,247	(1,268)	1,568	1,687	(1,380)
Current Service cost and interest cost	(63)	78	(60)	72	213	(170)

Summary of Actuarial Assumptions
d)	Actuarial assumptions

Assumptions	2017	2016
Discount rate - (real rate)	5.35% (1) / 5.45% (2) / 5.41% (3)	5.74% (1) / 5.69% (2) / 5.72% (3)
Expected Inflation (Brazilian price index-IPCA)	3.96% (1) (2) (3) (4)	4.87% (1) (2) (3) (4)
Nominal discount rate (real rate + inflation)	9.52% (1) / 9.63% (2) / 9.59% (3)	10.89% (1) / 10.84% (2) / 10.87% (3)
Expected salary growth - real rate	1.19% (1) (5) / 2.53% (2) (5)	1.53% (1) (5) / 2.58% (2) (5)
Expected salary growth - nominal (real rate + Inflation)	5.19% (1) (5) / 6.59% (2) (5)	6.47% (1) (5) / 7.57% (2) (5)
Medical plan turnover	0.498% p.a (6)	0.597% p.a (6)
Pension plan turnover	Null	Null
Expected changes in medical and hospital costs	11.3% a 4.5% p.a (7)	13.91% to 4.00%p.a (7)
Mortality table	EX-PETROS 2013 (both genders) (1) (3)AT-2000 female, smoothed in a 10% coefficient (2)	EX-PETROS 2013 (both genders) (1) (3)AT-2000 female, smoothed in a 10% coefficient (2)
Disability table	American Group (1) (3) American Group smoothed in 40% (2)	TASA 1927 (1) (3) / LIGHT-low (2)
Mortality table for disabled participants	AT-49 male (1) (3) IAPB 1957- strong (2)	AT-49 male amplified in a 10% coefficient (1) (3) IAPB 1957 - strong (2)
Age of retirement	Male, 57 years / Female, 56 years (8)	Male, 57 years / Female, 56 years (8)

(1)	Petros Plan for Petrobras Group.
(2)	Petros 2 Plan.
(3)	AMS Plan.
(4)	Inflation reflects market projections: 3.96% for 2018 and converging to 4.50% in 2025 torwards.
(5)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(6)	Average turnover (only of Petrobras, the sponsor) according to age and employment term.
(7)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.
(8)	Except for Petros 2 Plan, for which it was used the eligibility as the rules of Regime Geral de Previdência Social (RGPS) and the rules.

Summary of Expected Maturity Analysis of Pension and Medical Benefits
e)	Expected maturity analysis of pension and medical benefits

	2017
	Pension Plan		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Up to 1 Year	1,495	32	403	2	1,932
1 To 2 Years	1,446	31	419	1	1,897
2 To 3 Years	1,402	30	432	1	1,865
3 To 4 Years	1,364	30	443	1	1,838
Over 4 Years	19,374	764	9,105	80	29,323

Total	25,081	887	10,802	85	36,855

Summary of Voluntary Separation Incentive Plans

From January 2014 to December 31, 2017, the Company implemented voluntary separation incentive plans (PIDV) as presented below:

	Enrollments	Separations	Cancellations	Outstanding
Petrobras (PIDV 2014 and 2016)	19,499	(16,441)	(2,801)	257
Petrobras Distribuidora (PIDV BR 2014, 2015 and 2016)	2,163	(1,678)	(468)	17

Total	21,662	(18,119)	(3,269)	274

Disclosure of changes in provision

As of December 31, 2017 changes in the provision are set out as follows:

	12.31.2017	12.31.2016
Opening Balance	811	199
Enrollments	—	1,239
Revision of provisions	(237)	(11)
Separations in the period	(558)	(656)
Cumulative translation adjustment	18	40

Closing Balance	34	811

Current	34	811
Non-current	—	—